DEFERRED INCOME TAX ASSETS/LIABILITIES - Reconciliation of income tax (expense) benefit (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of income tax expense
Pre-tax income	$ 10,282	$ 4,150	$ 23,653
Non-taxable items - Earnings from associates	187	(363)	(543)
Non-taxable items - valuation differences of foreign investments	(10,543)
Non-taxable items - Other	(794)	(428)	195
Equity, Goodwill and others restatement in current currency	67,999	55,427	2,084
Subtotal	$ 67,131	$ 58,786	$ 25,389
Weighted statutory income tax rate	26.14%	25.37%	35.00%
Income tax expense at weighted statutory tax rate	$ (17,546)	$ (14,913)	$ (8,886)
Deferred tax liability restatement in current currency and other	18,550	19,309	400
Income tax inflation adjustment	(15,194)
Actions for recourse	52	68
Income tax on cash dividends of foreign companies	(32)	(98)
Income tax (expense) benefit	(14,170)	$ 4,366	$ (8,486)
Income tax - Actions for recourse filed with the Tax Authority
Amount of claim filed during 2015 and 2018	1,017
Non-current tax credit	$ 870